UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $155,102 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     9470   147300 SH       SOLE                   147300        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     7576   475900 SH       SOLE                   475900        0        0
BOSTON PROPERTIES INC          COM              101121101    11710   174600 SH       SOLE                   174600        0        0
DIGITAL RLTY TR INC            COM              253868103    14878   295900 SH       SOLE                   295900        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    13079   387186 SH       SOLE                   387186        0        0
HOME PROPERTIES INC            COM              437306103     6121   128300 SH       SOLE                   128300        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    10734   919784 SH       SOLE                   919784        0        0
KIMCO REALTY CORP              COM              49446R109     8380   619400 SH       SOLE                   619400        0        0
MACERICH CO                    COM              554382101    11504   320010 SH       SOLE                   320010        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    15887   451600 SH       SOLE                   451600        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    29751   372815 SH       SOLE                   372815        0        0
VORNADO RLTY TR                SH BEN INT       929042109    16012   228932 SH       SOLE                   228932        0        0